Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

NOTE 11 – CONTINGENCIES

Legal Proceedings

DBA Distribution Services, Inc.

In December 2012, an arbitrator awarded the Company net damages of $698,623 from the former shareholders of DBA, finding that the former shareholders breached certain representations and warranties contained in the DBA Agreement. In addition, the arbitrator found that Paul Pollara breached his noncompetition obligation to the Company and enjoined Mr. Pollara from engaging in any activity in contravention of his obligations of noncompetition and non-solicitation, including activities that relate to Santini Productions and his spouse, Bretta Santini Pollara until March 2016. The award also provided that the former DBA Shareholders and Mr. Pollara must pay to the Company the administrative fees, compensation and expenses of the arbitrator associated with the arbitration. The award has been off-set against amounts due to former shareholders of acquired operations. The gain on litigation settlement was recorded net of judgment interest and associated legal costs.

In a related matter, in December 2011, Ms. Pollara filed a claim for declaratory relief against the Company seeking an order stipulating that she is not bound by the non-compete covenant contained within the DBA Agreement signed by her husband, Mr. Pollara. On January 23, 2012, the Company filed a counterclaim against Ms. Pollara, her company Santini Productions, Daniel Reffner (a former employee of the Company now working for Ms. Pollara), and Oceanair, Inc. (“Oceanair”, a company doing business with Santini Productions). The Company’s counterclaim alleges claims for statutory and common law misappropriation of trade secrets, breach of duty of loyalty, and unfair competition, and seeks damages in excess of $500,000. Following certain procedural motions, two of our wholly-owned subsidiaries, DBA and RGL, intervened and filed a Second Amendment Counterclaim in the lawsuit. After further procedural matters were addressed, the claims that remain at issue are: (1) DBA’s statutory trade secret misappropriation claim against Ms. Pollara, Santini Productions, and Oceanair; (2) RGL’s and DBA’s claims for interference with contractual relations against Oceanair; and (3) RGL’s and DBA’s claim for inducement to breach contract against Oceanair. A trial date is scheduled for April 2014.

In addition to the foregoing, the Company is involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

Contingent Consideration and Earn-out Payments

The Company’s agreements with respect to the acquisitions of ISLA, ALBS, Marvir, and IFS contain future consideration provisions which provide for the selling shareholder to receive additional consideration if specified operating objectives and financial results are achieved in future periods, as defined in their respective agreements. Any changes to the fair value of the contingent consideration are recorded in the consolidated statements of operations. Earn-out payments are generally due annually on November 1, and 90 days following the quarter of the final earn-out period for each respective acquisition.

The following table represents the estimated undiscounted earn-out payments to be paid in each of the following fiscal years:

	2014	2015	2016	Total
	(remaining)
Earn-out payments (in thousands):
Cash	$259	$513	$2,578	$3,350
Equity	58	37	539	634

Total estimated earn-out payments(1)	$317	$550	$3,117	$3,984

(1)	The Company generally has the right but not the obligation to satisfy a portion of the earn-out payments in stock.

NOTE 12 – CONTINGENCIES

Legal Proceedings

In December 2012, an arbitrator awarded the Company net damages of $698,623 from the former shareholders of DBA, finding that the former shareholders breached certain representations and warranties contained in the DBA Agreement. In addition, the arbitrator found that Paul Pollara breached his noncompetition obligation to the Company and enjoined Mr. Pollara from engaging in any activity in contravention of his obligations of noncompetition and non-solicitation, including activities that relate to Santini Productions and his spouse, Bretta Santini Pollara until March 2016. The award also provided that the former DBA Shareholders and Mr. Pollara must pay to the Company the administrative fees, compensation and expenses of the arbitrator associated with the arbitration. The award has been off-set against amounts due to former shareholders of acquired operations. The gain on litigation settlement was recorded net of judgment interest and associated legal costs.

In a related matter, in December 2011, Ms. Pollara filed a claim for declaratory relief against the Company seeking an order stipulating that she is not bound by the non-compete covenant contained within the DBA Agreement signed by her husband, Mr. Pollara. On January 23, 2012, the Company filed a counterclaim against Ms. Pollara, her company Santini Productions, Daniel Reffner (a former employee of the Company now working for Ms. Pollara), and Oceanair, Inc. (“Oceanair”, a company doing business with Santini Productions). The Company’s counterclaim alleges claims for statutory and common law misappropriation of trade secrets, breach of duty of loyalty, and unfair competition, and seeks damages in excess of $500,000. Following certain procedural motions, two of our wholly-owned subsidiaries, DBA and RGL, intervened and filed a Second Amendment Counterclaim in the lawsuit. After further procedural matters were addressed, the claims that remain at issue are: (1) DBA’s statutory trade secret misappropriation claim against Ms. Pollara, Santini Productions, and Oceanair; (2) RGL’s and DBA’s claims for interference with contractual relations against Oceanair; and (3) RGL’s and DBA’s claim for inducement to breach contract against Oceanair. The parties are awaiting a trial date.

In addition to the foregoing, the Company is involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

Contingent Consideration and Earn-out Payments

The Company’s agreements with respect to the acquisitions of ISLA, ALBS, Marvir and IFS (see Note 3) contain future consideration provisions which provide for the selling shareholder(s) to receive additional consideration if specified operating objectives and financial results are achieved in future periods, as defined in their respective agreements. Any changes to the fair value of the contingent consideration are recorded in the consolidated statements of income. Earn-out payments are generally due annually on November 1, and 90 days following the quarter of the final earn-out period for each respective acquisition.

The following table represents the estimated undiscounted earn-out payments to be paid in each of the following fiscal years:

	2014	2015	2016	Total
Earn-out payments:
Cash	$253	$673	$2,582	$3,508
Equity	55	58	540	653

Total estimated earn-out payments(1)	$308	$731	$3,122	$4,161